Net Loss per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share
The following table presents the numerator and denominator of the basic and diluted net loss per share computations for the three and six months ended June 30, 2024 and 2023:

	Three Months Ended June 30,		Six Months Ended June 30,
	2024	2023	2024	2023
	In thousands, except per share amounts		In thousands, except per share amounts
Numerator:
Net loss for basic and diluted net loss per share	$(25,743)	$(38,615)	$(51,726)	$(60,839)

Denominator:
Weighted average shares - for basic and diluted net loss per share	70,746	68,648	70,367	68,107

Net loss per share
Basic and diluted	$(0.36)	$(0.56)	$(0.74)	$(0.89)